Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Manager Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss, Net [Member]	Total
Beginning balance at Dec. 31, 2015		$ 0	$ 36	$ 577,290	$ 95,138	$ (15,500)	$ 656,964
Beginning balance (in shares) at Dec. 31, 2015		100	35,671,400
Shares issued in connection with SARs exercised (in shares)							0
Shares repurchased		$ 0	$ (4)	(40,368)	0	0	$ (40,372)
Shares repurchased (in shares)			(3,414,960)				(3,414,960)
Net income (loss)		0	$ 0	0	(29,112)	0	$ (29,112)
Net change in the fair value of derivatives, net of deferred tax		0	0	0	0	5,036	5,036	[1],[2]
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax		0	0	0	0	(10)	(10)	[1],[3]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax		0	0	0	0	729	729	[1],[4]
Ending balance at Dec. 31, 2016		$ 0	$ 32	536,922	66,026	(9,745)	593,235
Ending balance (in shares) at Dec. 31, 2016		100	32,256,440
Shares issued in connection with SARs exercised		$ 0	$ 0	0	0	0	$ 0
Shares issued in connection with SARs exercised (in shares)			1,481				1,481
Shares repurchased		0	$ (4)	(57,285)	0	0	$ (57,289)
Shares repurchased (in shares)			(4,274,569)				(4,274,569)
Net income (loss)		0	$ 0	0	2,598	0	$ 2,598
Net change in the fair value of derivatives, net of deferred tax		0	0	0	0	3,926	3,926	[1],[2]
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax							0
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax		0	0	0	0	1,239	1,239	[1],[4]
Ending balance at Dec. 31, 2017		$ 0	$ 28	479,637	68,624	(4,580)	$ 543,709
Ending balance (in shares) at Dec. 31, 2017		100	27,983,352
Shares repurchased (in shares)							0
Shares issued in connection with AirAsia Transactions	[5]	$ 0	$ 5	69,486	0	0	$ 69,491
Shares issued in connection with AirAsia Transactions (in shares)	[5]		4,666,667
Net income (loss)		0	$ 0	0	85,723	0	85,723
Net change in the fair value of derivatives, net of deferred tax		0	0	0	0	(530)	(530)	[1],[2]
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax							0
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax		0	0	0	0	3,717	3,717	[1],[4]
Ending balance at Dec. 31, 2018		$ 0	$ 33	$ 549,123	$ 154,347	$ (1,393)	$ 702,110
Ending balance (in shares) at Dec. 31, 2018		100	32,650,019

[1]	See Note 11 to Notes to Consolidated Financial Statements
[2]	The associated deferred tax benefit for the year ended December 31, 2018 was $0.7 million. The associated deferred tax expense was $0.6 million and $0.7 million for the years ended December 31, 2017 and 2016, respectively.
[3]	The associated deferred tax benefit was $1,000 for the year ended December 31, 2016.
[4]	The associated deferred tax expense was $0.3 million, $0.2 million and $0.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
[5]	See Note 14 to Notes to Consolidated Financial Statements.